Condensed Unaudited Consolidated Statements of Financial Position - CAD ($)		Sep. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 101,054,943	$ 11,095,848
Receivables		254,493	440,930
Prepaid expenses		6,949,555	6,580,976
Inventory		1,376,408	750,151
Current assets		109,635,399	18,867,905
Non-current assets
Restricted cash		186,570	184,314
Plant and equipment		11,672,818	9,990,542
Net investment in sublease		119,490
Goodwill and other intangible assets		1,235,381	1,239,131
TOTAL ASSETS		122,849,658	30,281,892
Current liabilities
Trade payables and accrued liabilities		2,533,284	2,128,226
Customer deposits		422,604	411,479
Construction contract liability		223,656	199,465
Shareholder loan			2,076
Deferred income tax		4,250	42,855
Current portion of lease liabilities		660,287	604,886
Total Current Liabilities		3,844,081	3,388,987
Non-current liabilities
Derivative liability	[1]	10,473,131	7,072,134
Lease liabilities		683,379	858,790
Deferred revenue		151,809
TOTAL LIABILITIES		15,152,400	11,319,911
EQUITY
Share capital		178,274,996	66,574,255
Deficit		(91,852,387)	(62,116,008)
Reserves		21,274,649	14,503,734
TOTAL EQUITY		107,697,258	18,961,981
TOTAL LIABILITIES AND EQUITY		$ 122,849,658	$ 30,281,892

[1]	Footnote: The warrant derivative liability is valued at fair value in accordance with International Financial Reporting Standards (“IFRS”). There are no circumstances in which the Company would be required to pay cash upon exercise or expiry of the warrants. See Note 10.